INCOME TAXES (Details) - DEFERRED TAX - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax
Operating Loss Carryforwards		$ 0	$ 180,575
Components Of Deferred Tax Assets [Abstract]
Net operating loss carryforward			37,921
Total deferred tax asset		153,475	288,057
Valuation allowance		(421,523)	(288,057)
Deferred tax assets, net of allowance		(574,998)	0
Operating Loss Carryforwards		0	180,575
Unrecognized tax position	$ 0	$ 0	$ 0